CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 23,650	$ 47,787
Restricted cash	200	200
Prepaid expenses	1,237	130
Current assets held for sale	27,013	20,668
Total current assets	52,100	68,785
Equipment and furnishings, net	285	314
GALE-401 rights	9,255	0
In-process research and development	12,864	12,864
Goodwill	5,897	5,898
Deposits and other assets	87	115
Total assets	80,488	87,976
Current liabilities:
Accounts payable	1,886	1,907
Accrued expenses and other current liabilities	8,885	4,841
Fair value of warrants potentially settleable in cash	5,383	48,965
Current portion of long-term debt	3,910	2,149
Current liabilities held for sale	7,169	4,611
Total current liabilities	27,233	62,473
Deferred tax liability	5,053	5,053
Contingent purchase price consideration	6,651	6,821
Total long-term debt, net	4,492	7,743
Total liabilities	$ 43,429	$ 82,090
Commitments and contingencies
Stockholders' equity:
Common stock, $0.0001 par value; 200,000,000 shares authorized, 130,146,341 shares issued and 129,471,341 shares outstanding at December 31, 2014; 125,000,000 shares authorized, 110,100,701 shares issued and 109,425,701 outstanding at December 31, 2013	$ 12	$ 10
Additional paid-in capital	256,377	188,600
Accumulated deficit	215,481	178,875
Less treasury shares at cost, 675,000 shares	(3,849)	(3,849)
Total stockholders’ equity	37,059	5,886
Total liabilities and stockholders’ equity	$ 80,488	$ 87,976